Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

November 30, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 79.9%
301,850	iShares iBoxx High Yield Corporate Bond ETF (a)	$22,853,064
246,700	SPDR Bloomberg High Yield Bond ETF (a)	22,864,156

	TOTAL INVESTMENT COMPANIES (Cost $44,650,480)	$45,717,220

SHORT TERM INVESTMENTS - 10.3%
Money Market Funds - 10.3%
5,920,000	Invesco Government & Agency Portfolio Institutional Shares, 5.25% (b)(c)	$5,920,000

	TOTAL SHORT TERM INVESTMENTS (Cost $5,920,000)	$5,920,000

	TOTAL INVESTMENTS (Cost $50,570,480) - 90.2%	$51,637,220
	Other Assets in Excess of Liabilities - 9.8%	5,567,586

	TOTAL NET ASSETS - 100.0%	$57,204,806

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,920,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	5.8100% representing 1 month SOFR rate + spread	UBS Securities LLC	10/9/2024	249,376	$22,470,077	$329,898

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

November 30, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 49.3%
4,374	Invesco QQQ Trust Series 1 (a)	$1,700,742

	TOTAL INVESTMENT COMPANIES (Cost $1,379,611)	$1,700,742

SHORT TERM INVESTMENTS - 46.5%
Money Market Funds - 46.5%
1,354,081	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.25% (b)(c)	$1,354,081
250,000	Invesco Government & Agency Portfolio Institutional Shares, 5.28% (b)(c)	250,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,604,081)	$1,604,081

	TOTAL INVESTMENTS (Cost $2,983,692) - 95.8%	$3,304,823
	Other Assets in Excess of Liabilities - 4.2%	145,954

	TOTAL NET ASSETS - 100.0%	$3,450,777

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,604,081.

Long Total Return Swap Contracts (Unaudited)

November 30, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	5.9700 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	96	$1,362,559	$151,109
Total return of NASDAQ-100® Index	5.9200 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/14/2023	67	963,570	106,353

					$2,326,129	$257,462

Direxion Monthly NASDAQ-100® Bull 1.75X Fund

Schedule of Investments (Unaudited)

November 30, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 47.8%
464,067	Invesco QQQ Trust Series 1 (a)	$180,443,172

	TOTAL INVESTMENT COMPANIES (Cost $134,084,277)	$180,443,172

SHORT TERM INVESTMENTS - 9.6%
Money Market Funds - 9.6%
36,245,895	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.25% (b)(c)	$36,245,895

	TOTAL SHORT TERM INVESTMENTS (Cost $36,245,895)	$36,245,895

	TOTAL INVESTMENTS (Cost $170,330,172) - 57.4%	$216,689,067
	Other Assets in Excess of Liabilities - 42.6%	160,895,287

	TOTAL NET ASSETS - 100.0%	$377,584,354

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,245,895.

Long Total Return Swap Contracts (Unaudited)

November 30, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	5.9700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	14,852	$173,008,208	$56,530,382
Total return of NASDAQ-100® Index	5.9200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/14/2023	15,268	233,651,273	6,629,054

					$406,659,481	$63,159,436

Direxion Monthly S&P 500® Bull 1.75X Fund

Schedule of Investments (Unaudited)

November 30, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 46.1%
89,400	iShares Core S&P 500 ETF (a)	$40,982,748

	TOTAL INVESTMENT COMPANIES (Cost $34,681,585)	$40,982,748

SHORT TERM INVESTMENTS - 19.5%
Money Market Funds - 19.5%
11,770,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.25% (b)(c)	$11,770,000
5,620,000	Invesco Government & Agency Portfolio Institutional Shares, 5.28% (b)(c)	5,620,000

	TOTAL SHORT TERM INVESTMENTS (Cost $17,390,000)	$17,390,000

	TOTAL INVESTMENTS (Cost $52,071,585) - 65.6%	$58,372,748
	Other Assets in Excess of Liabilities - 34.4%	30,588,319

	TOTAL NET ASSETS - 100.0%	$88,961,067

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,390,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	5.8000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	10,264	$45,087,386	$1,312,097
Total return of S&P 500® Index	5.9200% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/14/2023	14,847	66,397,507	782,171

					$111,484,893	$2,094,268

Direxion Monthly Small Cap Bull 1.75X Fund

Schedule of Investments (Unaudited)

November 30, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 47.4%
26,556	iShares Russell 2000 ETF (a)	$4,771,051

	TOTAL INVESTMENT COMPANIES (Cost $4,667,618)	$4,771,051

SHORT TERM INVESTMENTS - 21.8%
Money Market Funds - 21.8%
1,401,941	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.25% (b)(c)	$1,401,941
790,000	Invesco Government & Agency Portfolio Institutional Shares, 5.28% (b)(c)	790,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,191,941)	$2,191,941

	TOTAL INVESTMENTS (Cost $6,859,559) - 69.2%	$6,962,992
	Other Assets in Excess of Liabilities - 30.8%	3,096,604

	TOTAL NET ASSETS - 100.0%	$10,059,596

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,191,941.

Long Total Return Swap Contracts (Unaudited)

November 30, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	5.9900% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	3,100	$5,417,564	$115,608
Total return of Russell 2000® Index	5.4700% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/15/2023	3,991	7,216,863	(154,503)

					$12,634,427	$(38,895)

Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund

Schedule of Investments (Unaudited)

November 30, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 48.9%
85,706	iShares 7-10 Year Treasury Bond ETF (a)	$8,005,798

	TOTAL INVESTMENT COMPANIES (Cost $7,710,025)	$8,005,798

SHORT TERM INVESTMENTS - 20.7%
Money Market Funds - 20.7%
2,420,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.25% (b)(c)	$2,420,000
971,472	Invesco Government & Agency Portfolio Institutional Shares, 5.28% (b)(c)	971,472

	TOTAL SHORT TERM INVESTMENTS (Cost $3,391,472)	$3,391,472

	TOTAL INVESTMENTS (Cost $11,101,497) - 69.6%	$11,397,270
	Other Assets in Excess of Liabilities - 30.4%	4,983,491

	TOTAL NET ASSETS - 100.0%	$16,380,761

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,391,472.

Long Total Return Swap Contracts (Unaudited)

November 30, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	5.8700 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	82,174	$7,511,990	$119,527
Total return of iShares 7-10 Year Treasury Bond ETF	5.7700 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/13/2023	139,063	12,561,825	395,206

					$20,073,815	$514,733

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund

Schedule of Investments (Unaudited)

November 30, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 29.9%
Money Market Funds - 29.9%
180,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.25% (a)(b)	$180,000
170,000	Invesco Government & Agency Portfolio Institutional Shares, 5.28% (a)(b)	170,000

	TOTAL SHORT TERM INVESTMENTS (Cost $350,000)	$350,000

	TOTAL INVESTMENTS (Cost $350,000) - 29.9%	$350,000
	Other Assets in Excess of Liabilities - 70.1%	822,420

	TOTAL NET ASSETS - 100.0%	$1,172,420

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $350,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.4700 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/8/2023	4,187	$387,712	$(3,065)
4.4200 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	UBS Securities LLC	12/13/2023	17,772	1,751,503	111,321

					$2,139,215	$108,256

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

November 30, 2023

Shares/Principal		Fair Value
U.S. GOVERNMENT OBLIGATIONS - 33.3%
	U.S. Treasury Note
3,740,000	4.25%, 10/15/2025	$3,706,179
9,265,000	4.13%, 09/30/2027	9,179,227
7,505,000	3.88%, 12/31/2027	7,367,506
4,605,000	3.63%, 03/31/2028	4,474,045
8,900,000	5.50%, 08/15/2028	9,337,699
3,915,000	4.38%, 08/31/2028	3,925,017

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $ 38,346,921)	$37,989,673

COMMON STOCKS - 28.1%
Banks - 1.2%
3,210	Cullen/Frost Bankers, Inc.	$315,511
4,155	JPMorgan Chase & Co.	648,513
7,775	Wells Fargo & Co.	346,687

		1,310,711

Beverages - 1.8%
6,040	PepsiCo, Inc.	1,016,472
17,860	The Coca-Cola Co.	1,043,738

		2,060,210

Capital Markets - 1.7%
7,670	Ares Management Corp.	860,957
4,805	The Blackstone Group, Inc.	539,938
1,600	The Goldman Sachs Group Inc.	546,464

		1,947,359

Commercial Services & Supplies - 1.1%
7,520	Republic Services, Inc.	1,217,037

Communications Equipment - 0.9%
21,610	Cisco Systems, Inc.	1,045,492

Consumer Staples Distribution & Retail - 0.9%
6,785	Walmart, Inc.	1,056,357

Financial Services - 1.1%
4,025	Apollo Global Management, Inc.	370,300
3,570	Visa, Inc.	916,348

		1,286,648

Food Products - 0.4%
6,565	McCormick & Co., Inc.	425,609

Health Care Equipment & Supplies - 1.0%
2,810	Becton, Dickinson and Co.	663,666
4,680	Zimmer Biomet Holdings, Inc.	544,331

		1,207,997

Health Care Providers & Services - 1.6%
3,085	Cencora, Inc.	627,397
2,185	UnitedHealth Group, Inc.	1,208,239

		1,835,636

Hotels, Restaurants & Leisure - 1.0%
4,085	McDonald’s Corp.	1,151,316

Industrial Conglomerates - 0.3%
1,800	Honeywell International, Inc.	352,656

Insurance - 0.3%
8,055	Fidelity National Financial, Inc.	361,186

IT Services - 2.9%
3,300	Accenture PLC (Ireland)	1,099,362
8,770	Booz Allen Hamilton Holding Corp.	1,097,390
7,990	Thomson Reuters Corp.	1,117,881

		3,314,633

Pharmaceuticals - 3.3%
21,055	AstraZeneca PLC (United Kingdom)	1,359,943
1,360	Eli Lilly & Co.	803,814
4,715	Merck & Co., Inc.	483,193
6,525	Novo Nordisk A/S (Denmark)	664,506
14,765	Roche Holding AG (Switzerland)	497,433

		3,808,889

Professional Services - 0.5%
4,495	Paychex, Inc.	548,255

Semiconductors & Semiconductor Equipment - 1.0%
3,985	Applied Materials, Inc.	596,873
5,505	Taiwan Semiconductor Manufacturing Co Ltd. (China)	535,692

		1,132,565

Software - 3.0%
8,925	Microsoft Corp.	3,381,772

Specialty Retail - 1.4%
9,660	The TJX Companies, Inc.	851,142
3,590	Tractor Supply Co.	728,806

		1,579,948

Technology Hardware, Storage & Peripherals - 2.1%
12,540	Apple, Inc.	2,381,973

Textiles, Apparel & Luxury Goods - 0.6%
6,235	NIKE, Inc.	687,533

	TOTAL COMMON STOCKS (Cost $24,653,219)	$32,093,782

INVESTMENT COMPANIES - 19.4%
20,365	Alerian MLP ETF(a)	$897,282
27,405	Ares Capital Corp.(a)	543,167
62,060	Communication Services Select Sector SPDR Fund(a)	4,329,926
23,900	Energy Select Sector SPDR Fund(a)	2,021,462
11,365	iShares Preferred & Income Securities ETF(a)	348,451
101,930	Janus Henderson AAA CLO ETF(a)	5,140,330
96,155	JPMorgan Nasdaq Equity Premium Income ETF(a)	4,738,518
73,645	SPDR Blackstone Senior Loan ETF(a)	3,081,307
14,100	Vanguard Short-Term Corporate Bond ETF(a)	1,077,522

	TOTAL INVESTMENT COMPANIES (Cost $21,170,438)	$22,177,965

CORPORATE BONDS - 14.6%
Aerospace & Defense - 1.0%
	Lockheed Martin Corp.
565,000	3.55%, 01/15/2026	$551,011
	Raytheon Technologies Corp.
570,000	4.13%, 11/16/2028	542,264

		1,093,275

Banks - 1.4%
	The PNC Financial Services Group, Inc.
460,000	5.35%, 12/02/2028	454,515
	Truist Financial Corp.
560,000	5.90%, 10/28/2026	557,730
	U.S. Bancorp
560,000	5.73%, 10/21/2026	558,116

		1,570,361

Biotechnology - 0.4%
	Amgen, Inc.
510,000	2.60%, 08/19/2026	477,842

Broadline Retail - 0.7%
	Amazon.com, Inc.
835,000	4.60%, 12/01/2025	837,242

Capital Markets - 0.6%
	Ares Capital Corp.
445,000	7.00%, 01/15/2027	449,812
	Ares Management Corp.
100,000	6.38%, 11/10/2028	102,226
	Fidus Investment Corp.
200,000	3.50%, 11/15/2026	177,777

		729,815

Consumer Finance - 0.5%
	Toyota Motor Credit Corp.
585,000	4.63%, 01/12/2028	578,959

Consumer Staples Distribution & Retail - 0.7%
	Walmart, Inc.
765,000	3.95%, 09/09/2027	750,458

Entertainment - 0.5%
	Netflix, Inc.
550,000	5.88%, 11/15/2028	567,402

Financial Services - 1.3%
	Berkshire Hathaway, Inc.
600,000	3.13%, 03/15/2026	579,755
	John Deere Capital Corp.
525,000	4.15%, 09/15/2027	513,506
	Mastercard, Inc.
420,000	4.88%, 03/09/2028	425,533

		1,518,794

Food Products - 0.2%
	The Hershey Company
275,000	4.25%, 05/04/2028	270,910

Household Products - 0.5%
	The Procter & Gamble Company
570,000	3.95%, 01/26/2028	557,342

Industrial REITs - 0.5%
	Prologis LP
575,000	4.88%, 06/15/2028	569,667

Insurance - 0.5%
	Marsh & McLennan Cos, Inc.
585,000	4.38%, 03/15/2029	569,581

Interactive Media & Services - 0.5%
	Meta Platforms, Inc.
600,000	3.50%, 08/15/2027	572,467

IT Services - 0.3%
	PayPal Holdings, Inc.
330,000	3.90%, 06/01/2027	319,809

Life Sciences Tools & Services - 0.3%
	Thermo Fisher Scientific, Inc.
385,000	5.00%, 01/31/2029	385,751

Media - 0.4%
	Comcast Corp.
475,000	4.15%, 10/15/2028	459,490

Pharmaceuticals - 0.9%
	Merck & Co, Inc.
585,000	4.05%, 05/17/2028	571,549
	Pfizer, Inc.
455,000	3.60%, 09/15/2028	436,184

		1,007,733

Retail REITs - 0.5%
	Realty Income Corp.
590,000	4.85%, 03/15/2030	571,495

Semiconductors & Semiconductor Equipment - 0.5%
	Texas Instruments, Inc.
565,000	4.60%, 02/15/2028	564,507

Software - 1.1%
	Intuit, Inc.
570,000	5.13%, 09/15/2028	575,172
	Microsoft Corp.
415,000	3.13%, 11/03/2025	402,369
	Oracle Corp.
345,000	2.88%, 03/25/2031	295,345

		1,272,886

Specialized REITs - 0.5%
	Extra Space Storage LP
555,000	5.70%, 04/01/2028	556,321

Technology Hardware, Storage & Peripherals - 0.8%
	Apple, Inc.
865,000	4.00%, 05/10/2028	848,660

	TOTAL CORPORATE BONDS (Cost $16,850,419)	$16,650,767

PREFERRED STOCKS - 1.5%
Banks - 0.7%
	KeyCorp
6,000	6.20%, 12/15/2171	$121,740
	Pinnacle Financial Partners, Inc.
14,000	6.75%, 12/01/2172	331,100
	Wintrust Financial Corp.
13,970	6.88%, 01/15/2172	343,243

		796,083

Capital Markets - 0.6%
	Atlantic Union Bankshares Corp.
18,250	6.88%, 12/01/2172	365,365
	WesBanco, Inc.
14,450	6.75%, 11/15/2172	341,742

		707,107

Financial Services - 0.0%
	Apollo Global Management, Inc.
2,000	7.63%, 09/15/2053	52,440

Insurance - 0.2%
	The Allstate Corp.
7,756	7.38%, 10/16/2172	207,163

	TOTAL PREFERRED STOCKS (Cost $1,944,610)	$1,762,793

	Total Investments - 96.9% (Cost $102,965,607)	$110,674,980
	Other Assets in Excess of Liabilities - 3.1%	3,506,897

	Total Net Assets - 100.0%	$114,181,877

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLP (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$45,717,220	$5,920,000	$4,109,121	$329,898	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	1,700,742	1,604,081	5,332,019	257,462	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	180,443,172	36,245,895	124,817,138	63,159,436	—
Direxion Monthly S&P 500® Bull 1.75X Fund	40,982,748	17,390,000	29,019,896	2,094,268	—
Direxion Monthly Small Cap Bull 1.75X Fund	4,771,051	2,191,941	3,064,430	115,608	(154,503)
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	8,005,798	3,391,472	4,921,583	514,733	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	350,000	749,218	111,321	(3,065)

For further information regarding each asset class, see each Fund’s Schedule of Investments.

*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).

Hilton Tactical Income Fund
	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$37,989,673	$—	$—	$37,989,673
Common Stocks	32,093,782	—	—	32,093,782
Corporate Bonds	—	16,650,767	—	16,650,767
Investment Companies	22,177,965	—	—	22,177,965
Preferred Stocks	1,762,793	—	—	1,762,793

For further detail on each asset class, see Schedule of Investments.